UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2009

ITEM 1. Schedule of Investments.

FPA Funds Trust’s FPA Crescent Fund

Portfolio of Investments

June 30, 2009 (unaudited)

	Shares or Principal Amount	Value

COMMON STOCKS — LONG
ENERGY — 14.1%
Arkema S.A.	806,000	$18,884,580
Chevron Corporation	467,900	30,998,375
ConocoPhillips†	1,374,500	57,811,470
ENSCO International Incorporated†	1,833,300	63,927,171
Patterson-UTI Energy, Inc.	1,009,576	12,983,147
Plains Exploration & Production Co.*	130,000	3,556,800
Rowan Companies, Inc.	744,600	14,385,672
Total S.A. (ADR)	683,600	37,071,628
		$239,618,843
HEALTH CARE — 7.2%
Amgen Inc. *	328,600	$17,396,084
Covidien plc	1,678,900	62,858,016
MDS Inc.*	110,200	588,468
Omnicare, Inc.	427,100	11,002,096
WellPoint, Inc. *	598,000	30,432,220
		$122,276,884
RETAILING — 4.0%
eBay Inc.*	1,143,700	$19,591,581
Lowe’s Companies, Inc.	1,218,000	23,641,380
Wal-Mart Stores, Inc.	495,400	23,997,176
		$67,230,137
INDUSTRIAL PRODUCTS — 3.2%
AGCO Corporation*	585,600	$17,023,392
Cookson Group plc	3,582,030	15,395,565
Cymer, Inc.*	402,400	11,963,352
Trinity Industries, Inc.	714,900	9,736,938
		$54,119,247
FINANCIAL SERVICES — 2.6%
Assurant, Inc.†	770,000	$18,549,300
Castle Holdco 4, Ltd. (Class A)‡(1)	3,092,167	5,087,852
Castle Holdco 4, Ltd. (Class B)‡(1)	3,092,167	50,711
Discover Financial Services	1,145,700	11,766,339
Transatlantic Holdings Inc.	187,700	8,133,041
		$43,587,243
SERVICE — 1.7%
Brink’s Company, The	443,500	$12,874,805
Brink’s Home Security Holdings, Inc.*	257,500	7,289,825
G&K Services, Inc.	385,012	8,143,004
		$28,307,634
CONSUMER NON-DURABLE GOODS — 1.2%
Koninklijke Philips Electronics N.V.	982,600	$18,099,492
WestPoint International, Inc.*‡(1)	167,161	1,693,341
WestPoint International, Inc. (rights)*‡(1)	149,230	201,460
		$19,994,293
AUTOMOTIVE — 0.8%
Group 1 Automotive, Inc.	528,600	$13,754,172

UTILITIES — 0.8%
PG&E Corporation	160,000	$6,150,400
RRI Energy, Inc.*	1,393,165	6,979,757
		$13,130,157
INVESTMENT COMPANIES — 0.6%
Ares Capital Corporation	1,225,209	$9,875,185

MULTI-INDUSTRY — 0.4%
Onex Corporation	441,400	$7,596,494
TOTAL COMMON STOCKS — LONG — 36.6% (Cost $647,757,797)		$619,490,289

BONDS & DEBENTURES
CORPORATE BONDS & DEBENTURES — 25.8%
Abitibi Consolidated of Canada — 13.75% 2011‡	$2,965,000	$2,744,493
Alliance One International, Inc. — 11% 2012	5,871,000	6,105,840
American Capital, Ltd. — 6.85% 2012	46,824,000	28,100,487
American General Finance — 4% 2011	1,900,000	1,282,063
American General Finance — 4.625% 2010	5,111,000	3,975,949
American General Finance — 4.875% 2012	8,141,000	4,920,990
American General Finance — 5.375% 2012	18,011,000	10,802,998
American General Finance — 5.625% 2011	26,430,000	17,243,725
American General Finance — 5.85% 2013	3,486,000	2,046,038
American General Finance — 5.9% 2012	357,000	219,501
American General Finance — 6.9% 2017	15,366,000	8,593,743
B&G Foods, Inc. — 12% 2016(1)	3,645,000	3,084,033
Capital Automotive L.P. — 1.75% 2010 (floating)‡	16,423,216	11,988,947
Castle Holdco 4, Ltd. — 10% 2018‡	£8,273,712	10,210,588
CIT Group Funding Company of Canada — 5.6% 2011	$13,696,000	10,682,880
CIT Group Inc. — 1.00875% 2012	3,221,000	1,803,760
CIT Group Inc. — 5.4% 2012	5,101,000	3,425,526
CIT Group Inc. — 5.6% 2011	16,141,000	11,557,440
CIT Group Inc. — 5.8% 2011	11,823,000	8,146,638
Delta Air Lines, Inc. — 7.111% 2011	9,971,000	9,371,045
Delta Air Lines, Inc. — 7.57% 2010	3,952,000	3,845,691
Dynegy-Roseton Danskamme — 7.27% 2010	475,124	475,124
First Data Corporation — 3.1394% 2014 (floating)‡	4,925,000	3,706,062
Ford Credit Europe Bank plc — 7.125% 2012	€14,800,000	17,211,253
Ford Credit Europe Bank plc — 7.125% 2013	€7,500,000	8,409,152
Ford Credit Europe Bank plc — 7.875% 2011	£7,950,000	11,118,790
HCP, Inc. — 4.875% 2010	$5,914,000	5,817,543
HCP, Inc. — 6.3% 2016	3,120,000	2,721,638
HCP, Inc. — 7.072% 2015	3,076,000	2,740,378
Home Depot, Inc., The — 2.04625% 2009 (floating)	5,975,000	5,952,295
International Lease Finance Corporation — 1.49438% 2010 (floating)	1,502,000	1,373,444
International Lease Finance Corporation — 4.75% 2012	1,328,000	1,051,922
International Lease Finance Corporation — 4.875% 2010	942,000	857,955
International Lease Finance Corporation — 5% 2010	10,604,000	9,966,275
International Lease Finance Corporation — 5.125% 2010	6,625,000	5,899,298
International Lease Finance Corporation — 5.625% 2010	3,150,000	2,930,004
International Lease Finance Corporation — 5.75% 2011	5,638,000	4,790,496
International Lease Finance Corporation — 5.875% 2013	2,051,000	1,570,348
International Lease Finance Corporation — 6.625% 2013	1,612,000	1,249,010
iStar Financial Inc. — 5.125% 2011	2,272,000	1,355,816
iStar Financial Inc. — 10% 2014‡	6,185,000	4,436,315
Leucadia National Corporation — 7.125% 2017	15,967,000	13,039,291
Michaels Stores, Inc. — 2.8125% 2013 (floating)‡	30,577,529	24,156,248
Navistar International Corporation — 3.72875% 2012 (floating)‡	12,521,000	10,799,363
Northwest Airlines Corporation — 6.841% 2011	1,579,000	1,454,875
Penske Automotive Group — 7.75% 2016	16,390,000	13,098,232
Residential Capital, LLC — 8.5% 2010	4,665,000	4,140,188
Rouse Company, The — 7.2% 2012	12,055,000	7,715,200
RRI Energy, Inc. — 7.625% 2014	15,230,000	14,000,482
Sally Holdings LLC — 10.5% 2016	21,104,000	20,967,246
Sears Roebuck Acceptance Corp. — 6.7% 2012	6,748,000	6,549,541
SLM Corporation — 3.675% 2009 (floating)	5,281,000	5,251,690
SLM Corporation — 4% 2010	5,280,000	5,252,280

SLM Corporation — 5.45% 2011	6,280,000	5,898,616
Thermadyne Holdings Corporation — 10.5% 2014	5,000,000	3,300,000
Toys “R” Us Delaware — 4.6988% 2012 (floating)‡	9,861,000	9,121,425
Trinity Industries, Inc. — 6.5% 2014	987,000	850,054
Valassis Communications, Inc. — 8.25% 2015	9,990,000	7,205,288
Willis North America, Inc. — 5.125% 2010	11,760,000	11,325,821
Willis North America, Inc. — 5.625% 2015	9,038,000	8,036,770
Wyndham Worldwide Corporation — 6% 2026	13,418,000	10,550,439
		$436,498,542
SHORT-TERM U.S. GOVERNMENT SECURITIES — 21.6%
U. S. Treasury Bills
— 0.1775% 10/22/09	$50,000,000	$49,968,610
— 0.27% 11/19/09	40,000,000	39,960,832
— 0.345% 7/9/09	60,000,000	59,998,800
— 0.39% 9/24/09	66,800,000	66,773,187
— 0.396% 9/17/09	100,000,000	99,961,000
— 0.405% 9/3/09	50,000,000	49,987,555
		$366,649,984
U.S. GOVERNMENT & AGENCIES — 5.4%
Federal Home Loan Mortgage Corporation — 1.5% 2011	$20,000,000	$20,072,600
Federal Home Loan Mortgage Corporation — 5% 2018	8,244,948	8,468,799
Federal National Mortgage Association — 7.5% 2028	78,894	85,864
U.S. Treasury Note — 3.875% 2010†	15,000,000	15,513,281
U.S. Treasury Note — 4.375% 2010†	40,000,000	42,087,500
U.S. Treasury Inflation-Indexed Notes — 3.375% 2012†	5,403,690	5,741,843
		$91,969,887
CONVERTIBLE BONDS & DEBENTURES — 3.9%
Forest City Enterprises, Inc. — 3.625% 2011	$3,886,000	$3,244,810
General Growth Properties, Inc. — 3.98% 2027‡	7,060,000	2,400,400
Group 1 Automotive, Inc. — 2.25% 2036	7,000,000	4,515,000
Hospitality Properties Trust — 3.8% 2027	9,565,000	8,130,250
Interpublic Group of Companies, Inc., The — 4.25% 2023	7,584,000	6,531,720
Lucent Technologies Inc. — 2.875% 2023	11,097,000	10,514,407
National Financial Partners Corp. — 0.75% 2012	11,325,000	5,591,719
ProLogis - 2.625% 2038	10,536,000	7,651,770
SL Green Realty Corp. — 3% 2027‡	22,001,000	17,353,289
		$65,933,365

TOTAL BONDS & DEBENTURES — 56.7% (Cost $889,689,502)		$961,051,778

TOTAL INVESTMENT SECURITIES — 93.3% (Cost $1,537,447,299)		$1,580,542,067

SHORT-TERM INVESTMENTS — 7.4% (Cost $125,254,839)
Toyota Motor Credit Corporation — 0.13% 7/1/09	$47,256,000	$47,256,000
Chevron Funding Corporation — 0.17% 7/6/09	35,000,000	34,999,174
Federal Home Loan Bank — 0.02% 7/15/09	43,000,000	42,999,665
TOTAL SHORT-TERM INVESTMENTS		$125,254,839

TOTAL INVESTMENTS — 100.7% (Cost $1,662,702,138)		$1,705,796,906

COMMON STOCKS — SHORT
AMB Property Corporation	(21,400)	$(402,534)
Apollo Group, Inc.*	(23,600)	(1,678,432)
Apollo Investment Corporation	(867,775)	(5,206,650)
AutoNation, Inc.*	(234,400)	(4,066,840)
Banco Bilbao Vizcaya Argentaria, S.A. (ADR)	(263,583)	(3,310,602)
Banco Popular Espanol, S.A.	(271,100)	(2,361,281)
BJ’s Wholesale Club, Inc.*	(71,000)	(2,288,330)

Boston Properties, Inc.	(79,100)	(3,773,070)
Buckle, Inc., The	(21,750)	(690,998)
Capital One Financial Corporation	(173,300)	(3,791,804)
Coach, Inc.	(85,100)	(2,287,488)
Deutsche Bank A.G. (ADR)	(101,300)	(6,179,300)
Eclipsys Corporation*	(145,400)	(2,585,212)
Exxon Mobil Corporation	(75,400)	(5,271,214)
Frontier Oil Corporation	(188,300)	(2,468,613)
Granite Construction Incorporated	(77,000)	(2,562,560)
Guess?, Inc.	(73,249)	(1,888,359)
HCP, Inc.	(313,400)	(6,640,946)
Home Depot, Inc., The	(514,200)	(12,150,546)
Hospitality Properties Trust	(182,300)	(2,167,547)
HSBC Holdings plc (ADR)	(103,983)	(4,343,370)
Jarden Corporation*	(102,900)	(1,929,375)
Kingfisher plc	(975,000)	(2,856,750)
PharMerica Corporation*	(351,800)	(6,905,834)
Principal Financial Group, Inc.	(27,100)	(510,564)
Regis Corporation	(60,995)	(1,061,923)
Sally Beauty Holdings, Inc.*	(239,126)	(1,520,841)
Simon Property Group, Inc.	(73,300)	(3,769,819)
Snap-on Incorporated	(8,600)	(247,164)
TCF Financial Corporation	(156,900)	(2,097,753)
Tesoro Corporation	(185,500)	(2,361,415)
Texas Roadhouse, Inc. (Class A)*	(297,000)	(3,240,270)
Treehouse Foods Inc.*	(40,700)	(1,170,939)
Urban Outfitters, Inc.*	(130,900)	(2,731,883)
Ventas Inc.	(85,900)	(2,564,974)
V. F. Corporation	(32,000)	(1,771,200)
VistaPrint Limited*	(91,900)	(3,919,535)
West Marine, Inc.*	(115,000)	(633,650)
TOTAL COMMON STOCKS — SHORT — (6.8)% (Proceeds $130,511,559)		$(115,409,585)

Other assets less liabilities, net — 6.1%		$104,008,717
TOTAL NET ASSETS — 100.0% — NOTE 2		$1,694,396,038

†	Security segregated as collateral for common stocks sold short.

*	Non-income producing securities

‡	Restricted securities. These securities constituted 6.8% of total net assets at June 30, 2009.

(1)	These securities are illiquid and have been valued by the Board of Trustees in accordance with the Fund’s fair value procedures.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, on April 1, 2008. FAS 157 requires the Fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2009:

Investment Securities Long
Level 1 — Quoted prices	$979,106,909
Level 2 — Other significant observable inputs**	716,572,600
Level 3 — Significant unobservable inputs	10,117,397
Total investment securities long	$1,705,796,906

**  Includes $125,254,839 of short-term investments with maturities of 60 days or less that are valued at amortized cost.

The following table summarizes the Fund’s Level 3 long investment securities and related transactions during the three months ended June 30, 2009:

Beginning value at 4/1/09	$4,718,500
Net unrealized appreciation (depreciation)	260,334
Transfers into Level 3	5,138,563
Ending value at 6/30/09	$10,117,397

Common Stocks Short
Level 1 — Quoted prices	$(115,409,585)
Level 2 — Other significant observable inputs	—
Level 3 — Significant unobservable inputs	—
Total common stocks short	$(115,409,585)

NOTE 2 — Federal Income Tax

The cost of investment securities held at June 30, 2009, for Federal income tax purposes was $1,404,924,834. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$187,325,139
Gross unrealized depreciation:	(127,117,492)
Net unrealized appreciation:	$60,207,647

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ STEVEN T. ROMICK
Steven T. Romick, President
(Principal Executive Officer)

Date: August 28, 2009

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 28, 2009